American Century Strategic Asset Allocations, Inc.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

STRATEGIC ALLOCATION: CONSERVATIVE FUND * STRATEGIC ALLOCATION: MODERATE FUND
STRATEGIC ALLOCATION: AGGRESSIVE FUND * EMVEE(sm) FUND

Supplement  dated August 1, 2004 * Statement  of  Additional  Information  dated
April 1, 2004

Effective August 2, 2004, the name of the EmVee(sm) Fund will be changed to the
Newton Fund. This change does not affect the fund's investment objectives, strategies or risks.

THE FOLLOWING REPLACES THE FIRST PARAGRAPH UNDER Investing in Emerging Market
Countries ON PAGE 7.

    Strategic Allocation: Moderate, Strategic Allocation: Aggressive and Newton
    may invest a minority portion of their international holdings in securities of issuers in emerging market (developing) countries. The funds consider
    "emerging market countries" to include all countries that are considered by the advisor to be developing or emerging countries. Currently, the countries not included in this category for the funds are the Australia, Austria,
    Belgium, Bermuda, Canada, Denmark, Finland, France, Germany, Greece, Hong
    Kong, Ireland, Italy, Japan, Luxembourg, The Netherlands, New Zealand,
    Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom
    and the United States. In addition, as used in this Statement of Additional
    Information, "securities of issuers in emerging market countries" means (i)
    securities of issuers for which the principal securities trading market is an emerging market country or (ii) securities of issuers having their principal place of business or principal office in an emerging market country.

THE FOLLOWING REPLACES THE FIRST PARAGRAPH ON PAGE 37.

    For services provided to each fund, the advisor receives a fee based on a percentage of the net assets of each fund. The amount of the fee is calculated daily and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying the fee rate calculation formula indicated in the tables below. This formula takes into account all of the advisor's assets under management in a fund's investment strategy ("strategy assets") to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the advisor that are not in the American Century family of mutual funds but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating the fee rate for a particular fund could allow a fund to realize scheduled cost savings more quickly if the advisor acquires additional assets under management within a strategy in addition to the fund's assets. The management fee schedules for the funds appear below.

THE FOLLOWING REPLACES THE Management Fee CHART ON PAGE 37.

    FUND                       CLASS           PERCENTAGE OF NET ASSETS
    -------------------------------------------------------------------------
    Strategic Allocation:      Investor        1.00% of first $500 million
    Conservative                               0.95% of the next $500 million
                                               0.90% of the next $4 billion
                                               0.85% over $5 billion
                               ----------------------------------------------
                               Advisor         0.75% of first $500 million
                                               0.70% of the next $500 million
                                               0.65% of the next $4 billion
                                               0.60% over $5 billion
                               ----------------------------------------------
                               Institutional   0.80% of first $500 million
                                               0.75% of the next $500 million
                                               0.70% of the next $4 billion
                                               0.65% over $5 billion
    -------------------------------------------------------------------------
    Strategic Allocation:      Investor,       1.10% of first $1 billion
    Moderate                   C and R         1.00% of the next $4 billion
                                               0.95% over $5 billion
                               ----------------------------------------------
                               Advisor         0.85% of first $1 billion
                                               0.75% of the next $4 billion
                                               0.70% over $5 billion
                               ----------------------------------------------
                               Institutional   0.90% of first $1 billion
                                               0.80% of the next $4 billion
                                               0.75% over $5 billion
    -------------------------------------------------------------------------
    Strategic Allocation:      Investor        1.20% of first $1 billion
    Aggressive                 and C           1.10% of the next $4 billion
                                               1.05% over $5 billion
                               ----------------------------------------------
                               Advisor         0.95% of first $1 billion
                                               0.85% of the next $4 billion
                                               0.80% over $5 billion
                               ----------------------------------------------
                               Institutional   1.00% of first $1 billion
                                               0.90% of the next $4 billion
                                               0.85% over $5 billion
    -------------------------------------------------------------------------
    Newton                     Investor        1.50% of first $500 million
                                               1.45% of next $500 million
                                               1.40% over $1 billion
    -------------------------------------------------------------------------

THE FOLLOWING REPLACES THE PARAGRAPH IMMEDIATELY FOLLOWING THE Management Fee
CHART ON PAGE 37.

    On each calendar day, each class of each fund accrues a management fee that is equal to the class's management fee rate (as calculated pursuant to the above schedules) times the net assets of the class divided by 365 (366 in leap years). On the first business day of each month, the funds pay a management fee to the advisor for the previous month. The management fee is the sum of the daily fee calculations for each day of the previous month.

SH-SPL-39162   0408